INCOME TAXES (Schedule of the Reconciliation of the Effective Tax Rate) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
INCOME TAXES [Abstract]
Income before taxes on income	$ 2,647		$ 6,007		$ 5,840
Statutory tax rate in Israel	25.00%		25.00%		24.00%
Theoretical income tax expense	662		1,502		1,402
Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits	(1,091)	[1]	(1,369)	[1]	(1,751)	[1]
Non-deductible expenses	2,406		757		78
Previous years taxes	(672)				(156)
Tax on previously distributed dividend from tax-exampt income			812
Loss and timing differences for which no deferred taxes were recorded	247		1,009		994
Change in statutory tax rate	757
Tax adjustment in respect of different tax rate of foreign subsidiaries	78		(151)		(400)
Other	(50)		(87)		5
Taxes on income	$ 2,337		$ 2,473		$ 172
Benefit per Ordinary share, resulting from " Preferred Enterprise " status:
Basic	$ 0.18		$ 0.13		$ 0.18
Diluted	$ 0.17		$ 0.13

[1]	(*) Benefit per Ordinary share, resulting from "Preferred Enterprise " status: Basic $ 0.18 $ 0.13 $ 0.18 Diluted $ - $ 0.13 $ 0.17